Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ (1,102)
Add: Provision for credit loss	179	$ 128	$ 109
Ending balance	(1,143)	(1,102)
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	1,102	1,365
Add: Provision for credit loss	179	128
Less: Amounts written off	(138)	(391)
Ending balance	$ 1,143	$ 1,102	$ 1,365